Schedule of Investments (unaudited) November 30, 2019	iShares® Edge MSCI Min Vol Global ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 0.4%
Newcrest Mining Ltd.	204,205	$4,248,703
Woolworths Group Ltd.	626,179	16,840,249

		21,088,952

Belgium — 0.5%
Colruyt SA	126,421	6,551,416
Proximus SADP	352,598	10,644,650
Telenet Group Holding NV(a)	85,798	3,874,853
UCB SA	79,306	6,432,293

		27,503,212

Brazil — 0.2%
BB Seguridade Participacoes SA	417,100	3,398,315
Magazine Luiza SA	511,300	5,445,176
Petrobras Distribuidora SA	379,800	2,554,576

		11,398,067

Canada — 4.9%
Agnico Eagle Mines Ltd.	543,875	32,315,163
Barrick Gold Corp.	2,226,036	37,171,826
BCE Inc.	354,351	17,057,936
CGI Inc.(a)	185,161	15,344,002
Empire Co. Ltd., Class A, NVS	315,441	8,447,383
Fairfax Financial Holdings Ltd.	19,256	8,698,507
Franco-Nevada Corp.	421,922	41,507,659
Intact Financial Corp.	311,949	32,168,383
Kinross Gold Corp.(a)	1,633,076	7,057,298
Kirkland Lake Gold Ltd.	84,259	3,539,100
Loblaw Companies Ltd.	162,918	8,782,179
Metro Inc.	122,801	5,378,929
RioCan REIT	176,294	3,602,198
Rogers Communications Inc., Class B, NVS	129,915	6,300,865
Shaw Communications Inc., Class B, NVS	270,691	5,594,179
TELUS Corp.	456,076	17,219,809
Thomson Reuters Corp.	170,707	11,936,959
Waste Connections Inc.	130,036	11,774,760

		273,897,135

Chile — 0.2%
Banco de Chile	81,689,581	8,271,004
SACI Falabella	1,303,410	5,217,226

		13,488,230

China — 1.6%
Agricultural Bank of China Ltd., Class A	10,085,099	5,193,217
Agricultural Bank of China Ltd., Class H	7,595,000	3,075,743
Bank of Communications Co. Ltd., Class A	4,706,800	3,689,140
Bank of Communications Co. Ltd., Class H	6,385,000	4,192,635
China Huishan Dairy Holdings Co. Ltd.(a)(b)	2,093,055	4,278
China Minsheng Banking Corp. Ltd., Class A	3,284,099	2,882,366
China Mobile Ltd.	3,360,500	25,329,054
China Resources Pharmaceutical Group Ltd.(c)	3,334,500	2,913,734
China Telecom Corp. Ltd., Class H	30,622,000	11,579,460
China Unicom Hong Kong Ltd.	3,112,000	2,663,652
COSCO SHIPPING Ports Ltd.	3,168,000	2,578,028
CRRC Corp. Ltd., Class A	2,722,197	2,698,983
Guangdong Investment Ltd.	4,077,147	8,427,484
Industrial & Commercial Bank of China Ltd., Class A	5,487,851	4,519,898
Jiangsu Expressway Co. Ltd., Class H	2,786,000	3,715,735
Lenovo Group Ltd.	4,344,000	2,869,085
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	2,142,400	1,960,296

Security	Shares	Value

China (continued)
Shenzhen International Holdings Ltd.	2,125,000	$4,490,115

		92,782,903

Denmark — 0.6%
Carlsberg A/S, Class B	41,479	5,971,742
Coloplast A/S, Class B	86,105	10,180,527
Novo Nordisk A/S, Class B	182,485	10,265,522
Tryg A/S	283,912	8,169,949

		34,587,740

Finland — 0.7%
Elisa OYJ	320,444	17,139,633
Nokia OYJ	2,739,271	9,699,760
Nordea Bank Abp, New	23,625	167,547
Sampo OYJ, Class A	245,707	9,942,639

		36,949,579

France — 1.0%
Eurazeo SE	39,100	2,666,457
Getlink SE	258,362	4,361,360
Hermes International	26,314	19,729,400
Orange SA	1,656,547	27,397,637
Pernod Ricard SA	16,654	3,061,063

		57,215,917

Germany — 1.2%
Deutsche Telekom AG, Registered	2,972,411	49,934,179
Hannover Rueck SE	16,791	3,119,569
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	36,971	10,623,159
Telefonica Deutschland Holding AG	2,014,778	6,155,762

		69,832,669

Hong Kong — 2.6%
CLP Holdings Ltd.	1,810,254	18,662,770
Dairy Farm International Holdings Ltd.	447,900	2,620,215
Hang Seng Bank Ltd.	1,317,300	26,858,431
HK Electric Investments & HK Electric Investments Ltd.	5,948,500	5,828,622
HKT Trust & HKT Ltd.	8,915,000	13,074,536
Hong Kong & China Gas Co. Ltd.(d)	5,257,130	10,020,297
Jardine Matheson Holdings Ltd.	231,500	13,014,930
Jardine Strategic Holdings Ltd.(d)	130,800	4,152,900
Link REIT	1,637,500	16,735,333
MTR Corp. Ltd.	3,336,000	18,709,131
PCCW Ltd.	10,109,000	6,095,555
Power Assets Holdings Ltd.	1,227,000	8,535,039
Yue Yuen Industrial Holdings Ltd.	980,000	2,898,278

		147,206,037

Hungary — 0.1%
OTP Bank Nyrt	130,886	6,168,059

India — 3.1%
Asian Paints Ltd.	342,261	8,140,075
Avenue Supermarts Ltd.(a)(c)	149,440	3,796,542
Bajaj Auto Ltd.	54,358	2,406,566
Bajaj Finance Ltd.	216,107	12,273,401
Bajaj Finserv Ltd.	89,551	11,372,462
Bharat Petroleum Corp. Ltd.	770,287	5,492,808
Bosch Ltd.	16,646	3,745,736
Britannia Industries Ltd.	130,695	5,570,672
Coal India Ltd.	2,836,440	8,115,411
Dabur India Ltd.	971,637	6,218,206
Dr. Reddy’s Laboratories Ltd.	70,894	2,879,589
Eicher Motors Ltd.	21,761	6,940,891

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® Edge MSCI Min Vol Global ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

India (continued)
HCL Technologies Ltd.	541,772	$8,516,176
Hero MotoCorp Ltd.	88,004	2,985,358
Hindustan Petroleum Corp. Ltd.	1,360,485	5,359,443
Hindustan Unilever Ltd.	192,550	5,462,931
Housing Development Finance Corp. Ltd.	174,955	5,602,584
Indian Oil Corp. Ltd.	3,530,905	6,467,481
Infosys Ltd.	617,084	5,989,984
InterGlobe Aviation Ltd.(c)	213,992	4,308,029
ITC Ltd.	728,704	2,502,912
Larsen & Toubro Ltd.	145,153	2,692,223
LIC Housing Finance Ltd.	490,901	3,175,845
Mahindra & Mahindra Financial Services Ltd.	648,733	3,181,832
Maruti Suzuki India Ltd.	81,750	8,257,163
Petronet LNG Ltd.	1,422,109	5,382,158
Pidilite Industries Ltd.	289,211	5,253,068
Sun Pharmaceutical Industries Ltd.	472,479	2,962,811
Tata Consultancy Services Ltd.	288,446	8,255,818
Tech Mahindra Ltd.	420,660	4,465,050
United Spirits Ltd.(a)	339,131	2,865,979
Wipro Ltd.	386,681	1,281,256
Wipro Ltd., ADR	1,567,897	5,691,466

		177,611,926

Indonesia — 0.7%
Bank Central Asia Tbk PT	12,833,000	28,568,323
Indofood CBP Sukses Makmur Tbk PT	4,320,600	3,469,039
Kalbe Farma Tbk PT	29,879,500	3,230,503
Unilever Indonesia Tbk PT	1,252,200	3,710,880

		38,978,745

Ireland — 0.5%
AIB Group PLC	767,000	2,511,712
Kerry Group PLC, Class A	195,164	25,047,869

		27,559,581

Israel — 0.5%
Azrieli Group Ltd.	60,688	4,741,223
Bank Hapoalim BM	522,853	4,223,385
Bank Leumi Le-Israel BM	740,662	5,380,850
Check Point Software Technologies Ltd.(a)(d)	27,913	3,290,385
Mizrahi Tefahot Bank Ltd.	311,489	8,337,252
Nice Ltd.(a)	24,538	3,726,557

		29,699,652

Italy — 0.4%
Assicurazioni Generali SpA	881,401	18,008,065
Intesa Sanpaolo SpA	2,160,192	5,479,396
Snam SpA	41,715	207,529

		23,694,990

Japan — 12.3%
ABC-Mart Inc.	76,700	5,105,862
Ajinomoto Co. Inc.	256,700	4,275,599
ANA Holdings Inc.	272,700	9,280,914
Asahi Group Holdings Ltd.	62,000	2,981,390
Canon Inc.	1,150,100	31,821,779
Daiwa House REIT Investment Corp.	4,196	11,471,851
East Japan Railway Co.	78,200	7,190,887
FUJIFILM Holdings Corp.	212,400	10,031,347
Hamamatsu Photonics KK	190,300	7,706,881
Hankyu Hanshin Holdings Inc.	75,200	3,227,468
Japan Airlines Co. Ltd.	264,700	8,223,079
Japan Post Bank Co. Ltd.	969,300	9,382,321
Japan Post Holdings Co. Ltd.	3,210,100	30,163,390

Security	Shares	Value

Japan (continued)
Japan Prime Realty Investment Corp.	1,827	$8,316,679
Japan Real Estate Investment Corp.	3,039	20,674,413
Japan Retail Fund Investment Corp.	6,078	13,836,594
Japan Tobacco Inc.	118,600	2,701,559
KDDI Corp.	643,300	18,439,583
Keikyu Corp.	166,700	3,426,552
Keio Corp.	133,000	8,525,797
Kintetsu Group Holdings Co. Ltd.	192,200	10,864,012
Kirin Holdings Co. Ltd.	126,100	2,790,067
Kyushu Railway Co.	372,900	12,684,253
Lawson Inc.	115,400	6,280,559
McDonald’s Holdings Co. Japan Ltd.	154,700	7,642,471
MEIJI Holdings Co. Ltd.	116,300	7,901,306
Mitsubishi Tanabe Pharma Corp.	283,100	5,178,059
Mizuho Financial Group Inc.	11,487,900	17,749,545
Nagoya Railroad Co. Ltd.	397,800	12,659,419
NEC Corp.	520,800	20,806,319
Nippon Building Fund Inc.	3,100	23,269,108
Nippon Prologis REIT Inc.	4,140	11,103,260
Nippon Telegraph & Telephone Corp.	631,800	31,887,121
Nissan Motor Co. Ltd.	611,100	3,787,916
Nissin Foods Holdings Co. Ltd.	41,900	3,137,430
Nitori Holdings Co. Ltd.	83,200	13,029,678
Nomura Real Estate Master Fund Inc.	9,314	16,993,308
Nomura Research Institute Ltd.	159,690	3,367,037
NTT Data Corp.	799,000	10,885,837
NTT DOCOMO Inc.	1,989,600	54,559,116
Ono Pharmaceutical Co. Ltd.	145,400	3,259,584
Oracle Corp. Japan	67,700	6,225,358
Oriental Land Co. Ltd./Japan	206,800	28,600,000
Orix JREIT Inc.	4,786	10,519,498
Pan Pacific International Holdings Corp.	233,600	3,784,188
Sankyo Co. Ltd.	107,600	3,635,467
Secom Co. Ltd.	337,000	28,640,846
Seibu Holdings Inc.	135,900	2,393,855
Seven & i Holdings Co. Ltd.	77,900	2,900,888
Shimamura Co. Ltd.	50,700	4,064,889
Shionogi & Co. Ltd.	55,729	3,276,261
Softbank Corp.	545,900	7,407,610
Suntory Beverage & Food Ltd.	308,400	13,376,860
Takeda Pharmaceutical Co. Ltd.	134,100	5,455,351
Tobu Railway Co. Ltd.	423,600	15,491,900
Toho Co. Ltd./Tokyo	170,600	6,924,637
Toyo Suisan Kaisha Ltd.	197,500	8,512,465
United Urban Investment Corp.	6,765	13,158,113
USS Co. Ltd.	163,500	3,168,176
West Japan Railway Co.	199,500	17,556,219
Yamada Denki Co. Ltd.	1,438,700	7,173,137
Yamazaki Baking Co. Ltd.	232,800	4,266,547

		693,151,615

Malaysia — 0.7%
Hong Leong Bank Bhd	1,483,200	6,001,695
IHH Healthcare Bhd	2,113,600	2,717,594
Malayan Banking Bhd	3,439,600	7,024,970
Maxis Bhd(d)	3,757,600	4,660,450
Petronas Chemicals Group Bhd	1,440,300	2,434,698
Petronas Dagangan Bhd	481,700	2,641,190
Public Bank Bhd	2,412,860	11,334,925

		36,815,522

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® Edge MSCI Min Vol Global ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Netherlands — 0.6%
Koninklijke Ahold Delhaize NV	685,891	$17,685,224
Koninklijke KPN NV	1,839,795	5,671,850
Unilever NV	163,029	9,670,863

		33,027,937

New Zealand — 0.2%
Auckland International Airport Ltd.	517,229	2,998,044
Fisher & Paykel Healthcare Corp. Ltd.	212,599	3,022,751
Spark New Zealand Ltd.	2,435,145	7,096,563

		13,117,358

Norway — 0.3%
Telenor ASA	793,414	14,490,557

Peru — 0.1%
Cia. de Minas Buenaventura SAA, ADR	294,256	4,522,715
Credicorp Ltd.	13,735	2,900,694

		7,423,409

Philippines — 0.4%
Bank of the Philippine Islands	2,099,259	3,550,749
BDO Unibank Inc.	3,115,509	9,306,982
Jollibee Foods Corp.	1,037,910	3,921,651
PLDT Inc.	144,775	3,062,740

		19,842,122

Qatar — 0.3%
Qatar Islamic Bank SAQ	1,111,882	4,510,049
Qatar National Bank QPSC	2,776,692	14,590,234

		19,100,283

Russia — 0.2%
Polymetal International PLC	461,484	6,934,826
Polyus PJSC	62,364	6,686,639

		13,621,465

Saudi Arabia — 0.9%
Alinma Bank	1,696,102	10,312,300
Arab National Bank	299,646	2,037,593
Bank AlBilad	426,675	2,935,524
Bank Al-Jazira	967,962	3,515,638
Jarir Marketing Co.	125,356	5,288,352
Saudi Arabian Fertilizer Co.	331,847	6,486,503
Saudi Basic Industries Corp.	137,457	3,335,623
Saudi Telecom Co.	470,188	11,685,739
Yanbu National Petrochemical Co.	182,533	2,438,641

		48,035,913

Singapore — 1.1%
CapitaLand Commercial Trust(d)	3,614,900	5,313,502
CapitaLand Mall Trust	5,715,000	10,531,866
Oversea-Chinese Banking Corp. Ltd.(d)	609,300	4,803,286
SATS Ltd.	1,625,100	5,918,314
Singapore Airlines Ltd.	1,253,500	8,424,195
Singapore Telecommunications Ltd.	11,253,800	27,816,625

		62,807,788

South Korea — 0.5%
DB Insurance Co. Ltd.	116,130	5,476,393
Hyundai Marine & Fire Insurance Co. Ltd.	122,351	2,900,417
KT&G Corp.	32,517	2,692,429
S-1 Corp.	40,396	3,201,173
Samsung Fire & Marine Insurance Co. Ltd.	21,718	4,275,016
SK Telecom Co. Ltd.	47,181	9,826,462

		28,371,890

Security	Shares	Value

Sweden — 0.2%
Telefonaktiebolaget LM Ericsson, Class B	1,003,690	$9,049,007
Telia Co. AB	627,305	2,716,400

		11,765,407

Switzerland — 5.7%
Chocoladefabriken Lindt & Spruengli AG, Registered	227	19,375,694
Givaudan SA, Registered	3,100	9,116,826
Kuehne + Nagel International AG, Registered	71,816	11,684,877
Nestle SA, Registered	608,489	63,275,306
Novartis AG, Registered	311,702	28,713,950
Partners Group Holding AG	9,194	7,757,423
Roche Holding AG, NVS	116,848	36,035,977
Sonova Holding AG, Registered	33,990	7,764,964
Swiss Life Holding AG, Registered	10,132	5,026,713
Swiss Prime Site AG, Registered	97,495	10,302,169
Swiss Re AG	549,260	59,523,548
Swisscom AG, Registered	59,264	30,694,998
Zurich Insurance Group AG	84,334	33,105,747

		322,378,192

Taiwan — 4.2%
Advantech Co. Ltd.	722,000	7,087,363
Asustek Computer Inc.	1,547,000	11,687,239
AU Optronics Corp.	13,965,000	4,018,705
Chang Hwa Commercial Bank Ltd.	11,853,732	8,916,378
Chicony Electronics Co. Ltd.	1,371,020	3,976,836
China Development Financial Holding Corp.	30,189,000	9,607,682
China Steel Corp.	10,066,000	7,720,109
Chunghwa Telecom Co. Ltd.	8,805,000	32,610,577
Compal Electronics Inc.	9,931,000	6,119,297
CTBC Financial Holding Co. Ltd.	4,568,000	3,271,359
E.Sun Financial Holding Co. Ltd.	13,885,568	12,310,667
Far EasTone Telecommunications Co. Ltd.	3,848,000	9,219,410
First Financial Holding Co. Ltd.	23,510,606	17,684,679
Formosa Petrochemical Corp.	967,000	3,042,625
Hua Nan Financial Holdings Co. Ltd.	18,978,332	13,497,970
Inventec Corp.	2,709,000	2,028,831
Lite-On Technology Corp.	4,472,000	7,094,109
Mega Financial Holding Co. Ltd.	22,036,000	21,883,968
Nan Ya Plastics Corp.	1,191,000	2,791,056
Quanta Computer Inc.	4,759,000	9,405,539
Synnex Technology International Corp.	3,235,250	3,907,473
Taishin Financial Holding Co. Ltd.	6,322,000	2,952,705
Taiwan Cooperative Financial Holding Co. Ltd.	21,461,226	14,595,645
Taiwan Mobile Co. Ltd.	3,790,000	14,223,136
WPG Holdings Ltd.	3,668,760	4,563,329

		234,216,687

Thailand — 1.0%
Advanced Info Service PCL, NVDR	770,400	5,404,974
Airports of Thailand PCL, NVDR	6,092,400	15,222,179
Bangkok Dusit Medical Services PCL, NVDR	8,468,200	6,893,943
Bangkok Expressway & Metro PCL, NVDR	15,131,400	5,408,095
BTS Group Holdings PCL, NVDR	13,230,900	5,998,621
Bumrungrad Hospital PCL, NVDR	793,100	3,556,385
CP ALL PCL, NVDR	1,209,000	3,040,755
Home Product Center PCL, NVDR	9,060,800	4,947,570
Krung Thai Bank PCL, NVDR	8,008,100	4,346,251

		54,818,773

United Arab Emirates — 0.2%
Emirates Telecommunications Group Co. PJSC	2,091,177	9,279,824

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® Edge MSCI Min Vol Global ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United Arab Emirates (continued)
First Abu Dhabi Bank PJSC	1,014,776	$4,199,283

		13,479,107

United Kingdom — 1.1%
Admiral Group PLC	106,497	2,947,934
AstraZeneca PLC	39,022	3,764,424
Coca-Cola European Partners PLC	54,053	2,727,514
Compass Group PLC	655,519	16,063,733
Diageo PLC	118,240	4,840,661
Direct Line Insurance Group PLC	3,295,259	13,017,427
GlaxoSmithKline PLC	759,184	17,224,365
RSA Insurance Group PLC	385,906	2,752,421

		63,338,479

United States — 50.5%
Accenture PLC, Class A	46,470	9,347,905
Aflac Inc.	104,062	5,706,760
AGNC Investment Corp.	1,254,046	21,720,077
Alleghany Corp.(a)	30,476	23,772,499
Allstate Corp. (The)	258,560	28,790,656
Altria Group Inc.	217,320	10,800,804
Ameren Corp.	75,041	5,577,798
American Electric Power Co. Inc.	213,318	19,486,599
American Tower Corp.	62,868	13,455,638
American Water Works Co. Inc.	111,961	13,550,640
Amphenol Corp., Class A	119,599	12,438,296
Annaly Capital Management Inc.	3,270,234	30,511,283
Anthem Inc.	25,552	7,375,840
Aon PLC	98,959	20,149,042
Arch Capital Group Ltd.(a)	764,740	32,096,138
Arthur J Gallagher & Co.	75,019	6,997,022
AT&T Inc.	725,009	27,100,836
Automatic Data Processing Inc.	111,260	19,000,983
AutoZone Inc.(a)	15,225	17,933,832
AvalonBay Communities Inc.	159,569	34,213,189
Baxter International Inc.	183,051	15,004,691
Berkshire Hathaway Inc., Class B(a)	106,680	23,501,604
Black Knight Inc.(a)(d)	304,661	19,196,690
Booz Allen Hamilton Holding Corp.	149,440	10,873,254
Bristol-Myers Squibb Co.	114,719	6,532,100
Broadridge Financial Solutions Inc.	140,231	17,347,977
Burlington Stores Inc.(a)	27,692	6,230,700
Camden Property Trust	76,008	8,478,692
Campbell Soup Co.	177,173	8,250,947
Cboe Global Markets Inc.	93,309	11,094,440
CH Robinson Worldwide Inc.	81,566	6,268,347
Chevron Corp.	24,802	2,905,058
Chubb Ltd.	175,600	26,599,888
Church & Dwight Co. Inc.	241,882	16,989,792
Cincinnati Financial Corp.	150,311	16,090,793
Cisco Systems Inc.	266,870	12,091,880
Citrix Systems Inc.	203,225	22,925,812
Clorox Co. (The)	156,596	23,212,225
CME Group Inc.	87,855	17,810,844
CMS Energy Corp.	146,521	8,981,737
Coca-Cola Co. (The)	884,419	47,227,975
Cognizant Technology Solutions Corp., Class A	46,030	2,950,983
Colgate-Palmolive Co.	194,742	13,207,402
Comcast Corp., Class A	333,630	14,729,765
Consolidated Edison Inc.	685,337	59,548,932
Cooper Companies Inc. (The)	13,246	4,147,190

Security	Shares	Value

United States (continued)
Costco Wholesale Corp.(d)	30,366	$9,104,031
Crown Castle International Corp.	163,012	21,788,184
Danaher Corp.	87,535	12,778,359
Darden Restaurants Inc.	57,089	6,761,621
Dollar General Corp.	147,611	23,228,067
Dominion Energy Inc.	382,630	31,800,379
DTE Energy Co.	98,637	12,323,707
Duke Energy Corp.	451,408	39,800,643
Duke Realty Corp.	257,980	9,075,736
Ecolab Inc.	35,225	6,575,451
Eli Lilly & Co.	275,305	32,307,042
Entergy Corp.	110,709	12,885,421
Equity LifeStyle Properties Inc.	73,273	5,428,064
Equity Residential	238,020	20,255,502
Erie Indemnity Co., Class A, NVS	20,209	3,421,384
Essex Property Trust Inc.	18,203	5,682,613
Everest Re Group Ltd.	64,584	17,519,056
Evergy Inc.	261,343	16,535,172
Eversource Energy	111,091	9,180,560
Extra Space Storage Inc.	142,874	15,151,788
F5 Networks Inc.(a)	45,210	6,587,549
Federal Realty Investment Trust	21,872	2,888,635
Fidelity National Financial Inc.	174,851	8,328,153
Fidelity National Information Services Inc.	193,968	26,796,679
Fiserv Inc.(a)	246,924	28,702,446
General Mills Inc.	152,727	8,143,404
Genuine Parts Co.	52,720	5,502,386
Gilead Sciences Inc.	44,998	3,025,666
Hartford Financial Services Group Inc. (The)	253,655	15,691,098
Healthpeak Properties Inc.	560,716	19,557,774
Henry Schein Inc.(a)	53,318	3,673,610
Hershey Co. (The)	224,493	33,260,883
Home Depot Inc. (The)	71,360	15,735,594
Hormel Foods Corp.	637,374	28,382,264
Humana Inc.	18,291	6,241,438
Intel Corp.	55,600	3,227,580
Intercontinental Exchange Inc.	82,042	7,725,895
International Business Machines Corp.	98,962	13,305,441
Intuit Inc.	24,316	6,295,169
Invitation Homes Inc.	178,757	5,457,451
Jack Henry & Associates Inc.	171,911	26,120,157
JM Smucker Co. (The)	96,038	10,092,633
Johnson & Johnson	345,366	47,484,371
Juniper Networks Inc.	120,359	3,016,197
Kellogg Co.	335,958	21,877,585
Kimberly-Clark Corp.	142,751	19,462,671
L3Harris Technologies Inc.	98,186	19,744,223
Lamb Weston Holdings Inc.	87,530	7,350,769
Liberty Broadband Corp., Class C, NVS(a)(d)	36,418	4,351,587
Lockheed Martin Corp.	41,808	16,348,182
Markel Corp.(a)(d)	24,827	28,192,300
Marsh & McLennan Companies Inc.	251,568	27,186,954
Mastercard Inc., Class A	48,855	14,276,897
McCormick & Co. Inc./MD, NVS	141,126	23,885,576
McDonald’s Corp.	272,161	52,929,871
Medtronic PLC	233,172	25,973,029
Merck & Co. Inc.	501,089	43,684,939
Microsoft Corp.	44,864	6,791,512
Mid-America Apartment Communities Inc.	26,310	3,581,054
Mondelez International Inc., Class A	107,665	5,656,719

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® Edge MSCI Min Vol Global ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Motorola Solutions Inc.	240,961	$40,312,775
National Retail Properties Inc.	288,967	16,107,021
Newmont Goldcorp Corp.	1,136,937	43,658,381
NextEra Energy Inc.	211,768	49,515,594
NVR Inc.(a)	759	2,878,045
Oracle Corp.	99,233	5,570,941
O’Reilly Automotive Inc.(a)	28,637	12,665,572
Palo Alto Networks Inc.(a)	20,052	4,556,215
Paychex Inc.	428,563	36,907,846
PepsiCo Inc.	406,506	55,215,710
Pfizer Inc.	510,897	19,679,752
Philip Morris International Inc.	34,099	2,827,830
Pinnacle West Capital Corp.	125,405	10,959,143
Procter & Gamble Co. (The)	304,570	37,175,814
Progressive Corp. (The)	196,717	14,370,177
Public Storage	161,290	33,980,577
Raytheon Co.	14,103	3,066,274
Realty Income Corp.	160,939	12,332,756
RenaissanceRe Holdings Ltd.	101,411	19,098,734
Republic Services Inc.	515,442	45,693,933
Ross Stores Inc.	129,019	14,985,557
Southern Co. (The)	713,844	44,251,190
Starbucks Corp.	288,304	24,629,811
Stryker Corp.	25,472	5,218,194
Sysco Corp.	188,697	15,199,543
Target Corp.	56,902	7,113,319
TJX Companies Inc. (The)	401,624	24,551,275
Travelers Companies Inc. (The)	160,632	21,961,607
Tyler Technologies Inc.(a)	35,713	10,362,841
Tyson Foods Inc., Class A	50,257	4,517,602
UDR Inc.	375,127	18,024,852
UnitedHealth Group Inc.	35,108	9,825,676
Universal Health Services Inc., Class B	35,040	4,887,730
Ventas Inc.	180,762	10,540,232
VeriSign Inc.(a)	45,795	8,734,938
Verizon Communications Inc.	878,121	52,898,009
Visa Inc., Class A(d)	271,504	50,095,203
WABCO Holdings Inc.(a)	26,319	3,546,485
Walmart Inc.	359,266	42,784,988
Walt Disney Co. (The)	62,518	9,476,478

Security	Shares	Value

United States (continued)
Waste Management Inc.	549,443	$62,037,609
WEC Energy Group Inc.	470,297	41,691,829
Welltower Inc.	130,104	11,002,895
Western Union Co. (The)	928,892	24,968,617
WP Carey Inc.	244,998	20,437,733
WR Berkley Corp.	334,044	22,714,992
Xcel Energy Inc.	656,472	40,366,463
Yum! Brands Inc.	328,762	33,096,471

		2,856,859,905

Total Common Stocks — 99.7% (Cost: $4,845,229,901)		5,636,325,803

Short-Term Investments

Money Market Funds — 1.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.82%(e)(f)(g)	54,517,834	54,539,641
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.57%(e)(f)	5,687,000	5,687,000

		60,226,641

Total Short-Term Investments — 1.1% (Cost: $60,223,784)		60,226,641

Total Investments in Securities — 100.8% (Cost: $4,905,453,685)		5,696,552,444

Other Assets, Less Liabilities — (0.8)%		(43,372,176)

Net Assets — 100.0%		$5,653,180,268

(a)	Non-income producing security.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	All or a portion of this security is on loan.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended November 30, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/19	Net Activity	Shares Held at 11/30/19	Value at 11/30/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	25,414,810	29,103,024	54,517,834	$54,539,641	$50,357	(a)	$(1,542)	$(4,226)
BlackRock Cash Funds: Treasury, SL Agency Shares	10,157,000	(4,470,000)	5,687,000	5,687,000	54,242		—	—

				$60,226,641	$104,599		$(1,542)	$(4,226)

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® Edge MSCI Min Vol Global ETF

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI EAFE E-Mini	59	12/20/19	$5,833	$214,058
MSCI Emerging Markets E-Mini	30	12/20/19	1,557	21,424
S&P 500 E-Mini Index	42	12/20/19	6,602	299,634

				$535,116

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$5,636,321,525	$—	$4,278	$5,636,325,803
Money Market Funds	60,226,641	—	—	60,226,641

	$5,696,548,166	$—	$4,278	$5,696,552,444

Derivative financial instruments(a)
Assets
Futures Contracts	$535,116	$—	$—	$535,116

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

ADR	American Depositary Receipt

NVDR	Non-Voting Depositary Receipt

NVS	Non-Voting Shares